Transactions with Related Parties	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Transactions with Related Parties

NOTE 18: TRANSACTIONS WITH RELATED PARTIES

Vessel operating expenses (management fees): Pursuant to the management agreement with the Manager (the “Management Agreement”) dated May 28, 2010 and as amended in May 2012, May 2014, May 2016 and May 2018, the Manager provided commercial and technical management services to Navios Acquisition’s vessels for a fixed daily fee of: (a) $6.5 per MR2 product tanker and chemical tanker vessel; (b) $7.15 per LR1 product tanker vessel; and (c) the current daily fee of $9.5 per VLCC, through May 2020.

Following the Merger with Navios Midstream, completed on December 13, 2018, the Management Agreement also covers vessels acquired in the Merger.

In August 2019, Navios Acquisition extended the duration of its existing Management Agreement with the Manager until January 1, 2025, to be automatically renewed for another five years. In addition fixed vessel operating expenses are fixed for two years commencing from January 1, 2020 at: (a) $6.8 per day per MR2 product tanker and chemical tanker vessel; (b) $ 7.23 per day per LR1 product tanker vessel; and (c) $9.7 per day per VLCC. The agreement also provides for a technical and commercial management fee of $0.05 per day per vessel and an annual increase of 3% for the remaining period unless agreed otherwise and provides for payment of a termination fee, equal to the fees charged for the full calendar year preceding the termination date, by Navios Acquisition in the event the Management Agreement is terminated on or before December 31, 2024.

Following the Liquidation of Navios Europe I in December 2019, Navios Acquisition acquired three MR1 product tankers and two LR1 product tankers. As per the Management Agreement as amended in December 2019, vessel operating expenses are fixed for two years commencing from January 1, 2020 at: (a) $6.8 per day per MR1 product tanker; and (b) $7.23 per day per LR1 product tanker vessel. The agreement also provides for a technical and commercial management fee of $0.05 per day per vessel and an annual increase of 3% after January 1, 2022 for the remaining period unless agreed otherwise.

Following the Liquidation of Navios Europe II, Navios Acquisition acquired seven containers on June 29, 2020. As per the amendment to the Management Agreement dated June 26, 2020, the vessel operating expenses are fixed at: (a) $5.3 per day per Container vessel of 1,500 TEU up to 1,999 TEU; and (b) $6.1 per day per Container vessel of 2,000 TEU up to 3,450 TEU.

Drydocking expenses are reimbursed at cost for all vessels.

For the years ended December 31, 2020 and 2019 certain extraordinary fees and costs related to regulatory requirements, including ballast water treatment system installation and exhaust gas cleaning system installation and under Company’s Management Agreement amounted to $4,756 and $18,207, respectively, and are presented under “Acquisition of vessels/ Vessels additions” in the Consolidated Statements of Cash Flows. (Please refer to Note 7)

Total fixed vessel operating expenses for each of the years ended December 31, 2020, 2019 and 2018 amounted to $ 127,611, $107,748 and $94,019, respectively.

General and administrative expenses: On May 28, 2010, Navios Acquisition entered into an Administrative Services Agreement with the Manager, pursuant to which the Manager provides certain administrative management services to Navios Acquisition which include: bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other services. The Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. In May 2014, Navios Acquisition extended the duration of its existing Administrative Services Agreement with the Manager, until May 2020.

Following the Merger with Navios Midstream, completed on December 13, 2018, the Administrative Services Agreement covered the vessels acquired.

In August 2019, Navios Acquisition extended the duration of its existing Administrative Services Agreement with the Manager until January 1, 2025, to be automatically renewed for another five years. The agreement also provides for payment of a termination fee, equal to the fees charged for the full calendar year preceding the termination date, by Navios Acquisition in the event the Administrative Services Agreement is terminated on or before December 31, 2024.

Following the Liquidation of Navios Europe I in December 2019, Navios Acquisition acquired three MR1 product tankers and two LR1 product tankers. The Administrative Services Agreement also covers the vessels acquired.

Following the Liquidation of Navios Europe II, Navios Acquisition acquired seven containers on June 29, 2020. The Administrative Services Agreement also covers the vessels acquired.

For each of the years ended December 31, 2020, 2019 and 2018 the expense arising from administrative services rendered by the Manager amounted to $13,075, $11,101 and $8,883, respectively and is presented under the caption "General and administrative expenses" in the consolidated statements of operations.

Balance due from/ (to) related parties: Balance due from related parties (both short and long-term) as of December 31, 2020, was $14,658 (December 31, 2019: $14,658) excluding Navios Europe I, Navios Europe II and balance due to related parties as of December 31, 2020 was $30,082 (December 31, 2019: $32,150). The balances mainly consisted of administrative expenses, costs related to regulatory requirements including ballast water treatment system, special survey and dry docking expenses, as well as operating expenses and working capital deposits, in accordance with the Management Agreement. The amount of $1,845 related to seven containerships acquired after the liquidation of Navios Europe II is included under “Assets held for sale” in the consolidated balance sheets.

Navios Midstream Merger Agreement: On December 13, 2018, Navios Acquisition completed the Merger contemplated by the Merger Agreement, dated as of October 7, 2018, by and among Navios Acquisition, its direct wholly-owned subsidiary Merger Sub, Navios Midstream and NAP General Partner. Pursuant to the Merger Agreement, Merger Sub merged with and into Navios Midstream, with Navios Midstream surviving as a wholly-owned subsidiary of Navios Acquisition. Please refer to Navios Midstream under Note 11 “Investment in Affiliates”.

Omnibus Agreements

Acquisition Omnibus Agreement: Navios Acquisition entered into an omnibus agreement (the “Acquisition Omnibus Agreement”) with Navios Holdings and Navios Partners in connection with the closing of Navios Acquisition’s initial vessel acquisition, pursuant to which, among other things, Navios Holdings and Navios Partners agreed not to acquire, charter-in or own liquid shipment vessels, except for container vessels and vessels that are primarily employed in operations in South America without the consent of an independent committee of Navios Acquisition. In addition, Navios Acquisition, under the Acquisition Omnibus Agreement, agreed to cause its subsidiaries not to acquire, own, operate or charter-in drybulk carriers under specific exceptions. Under the Acquisition Omnibus Agreement, Navios Acquisition and its subsidiaries grant to Navios Holdings and Navios Partners a right of first offer on any proposed sale, transfer or other disposition of any of its drybulk carriers and related charters owned or acquired by Navios Acquisition. Likewise, Navios Holdings and Navios Partners agreed to grant a similar right of first offer to Navios Acquisition for any liquid shipment vessels they might own. These rights of first offer will not apply to a: (a) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the existing terms of any charter or other agreement with a counterparty; or (b) merger with or into, or sale of substantially all of the assets to, an unaffiliated third party.

Midstream Omnibus Agreement: Navios Acquisition entered into an omnibus agreement (the “Midstream Omnibus Agreement”), with Navios Midstream, Navios Holdings and Navios Partners in connection with the Navios Midstream IPO, pursuant to which Navios Acquisition, Navios Midstream, Navios Holdings, Navios Partners and their controlled affiliates generally have agreed not to acquire or own any VLCCs, crude oil tankers, refined petroleum product tankers, liquefied petroleum gas (“LPG”) tankers or chemical tankers under time charters of five or more years without the consent of the Navios Midstream General Partner. The Midstream Omnibus Agreement contains significant exceptions that have allowed Navios Acquisition, Navios Holdings, Navios Partners or any of their controlled affiliates to compete with Navios Midstream under specified circumstances.

Under the Midstream Omnibus Agreement, Navios Midstream and its subsidiaries have granted to Navios Acquisition a right of first offer on any proposed sale, transfer or other disposition of any of its VLCCs or any crude oil tankers, refined petroleum product tankers, LPG tankers or chemical tankers and related charters owned or acquired by Navios Midstream. Likewise, Navios Acquisition have agreed (and will cause its subsidiaries to agree) to grant a similar right of first offer to Navios Midstream for any of the VLCCs, crude oil tankers, refined petroleum product tankers, LPG tankers or chemical tankers under charter for five or more years it might own. These rights of first offer do not apply to a: (a) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the terms of any charter or other agreement with a charter party, or (b) merger with or into, or sale of substantially all of the assets to, an unaffiliated third-party.

Navios Containers Omnibus Agreement: In connection with the Navios Maritime Containers Inc. (“Navios Containers”) private placement and listing on the Norwegian over-the-counter market effective June 8, 2017, Navios Acquisition entered into an omnibus agreement with Navios Containers, Navios Midstream, Navios Holdings and Navios Partners, pursuant to which Navios Acquisition, Navios Holdings, Navios Partners and Navios Midstream have granted to Navios Containers a right of first refusal over any container vessels to be sold or acquired in the future. The omnibus agreement contains significant exceptions that will allow Navios Acquisition, Navios Holdings, Navios Partners and Navios Midstream to compete with Navios Containers under specified circumstances.

Backstop Agreement:On November 18, 2014, Navios Acquisition entered into backstop agreements with Navios Midstream (“Backstop Agreements”). In accordance with the terms of the Backstop Agreements, Navios Acquisition has provided backstop commitments for a two year period as of the redelivery of each of the Nave Celeste, the Shinyo Ocean and the Shinyo Kannika from their original charters, at a net rate of $35, $38.4 and $38, respectively. Backstop commitments were triggered if the actual rates achieved were below the backstop rates. The Company has recognized expense of $20,102 up to December 13, 2018 as “Time charter and voyage expenses” in the consolidated statements of operations for the years ended December 31, 2018. The backstop commitment for the Shinyo Kannika was terminated in relation to the sale of this vessel in March 2018. Navios Acquisition agreed to extend the backstop commitment of the Shinyo Kannika to the Nave Galactic, following the sale of the latter to Navios Midstream in March 2018. As of December 31, 2018, the accrued liability under the Backstop Agreements is eliminated as intercompany balance following the Merger with Navios Midstream.

Navios Midstream General Partner Option Agreement with Navios Holdings: Navios Acquisition entered into an option agreement, dated November 18, 2014, with Navios Holdings under which Navios Acquisition grants Navios Holdings the option to acquire any or all of the outstanding membership interests in Navios Midstream General Partner and all of the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. Any such exercise shall relate to not less than twenty-five percent of the option interest and the purchase price for the acquisition of all or part of the option interest shall be an amount equal to its fair market value.

Balance due from Navios Europe I: Navios Holdings, Navios Acquisition and Navios Partners have made available to Navios Europe I revolving loans up to $24,100 to fund working capital requirements. In December 2018, the availability under the Navios Revolving Loans I was increased by $30,000. See Note 11 for the Investment in Navios Europe I.

Following the Liquidation of Navios Europe I, the balance due from Navios Europe I as of December 31, 2020 and 2019 was $0.

Balance due from Navios Europe II: Navios Holdings, Navios Acquisition and Navios Partners have made available to Navios Europe II revolving loans up to $43,500 to fund working capital requirements. In March 2017, the availability under the Navios Revolving Loans II was increased by $14,000. See Note 11 for the Investment in Navios Europe II.

Following the Liquidation of Navios Europe II, the balance due from Navios Europe II as of December 31, 2020 was $0. The balance due from Navios Europe II as of December 31, 2019 was $44,908 which included the Navios Revolving Loans II of $20,662, the non-current amount of $7,558 related to the accrued interest income earned under the Navios Term Loans II under the caption “Due from related parties, long-term” and the accrued interest income earned under the Navios Revolving Loans II of $16,688 under the caption “Due from related parties, short-term.”